Fair Value of Financial Instruments (Details) (Fair Value Measurements Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Level 1 [Member]
Fair value measurements on a recurring basis
Available for sale securities	$ 497
Commodity derivatives	0	0
Total assets at fair value	497	0
Commodity derivatives	0	0
Total liabilities at fair value	0	0
Level 2 [Member]
Fair value measurements on a recurring basis
Available for sale securities	0
Commodity derivatives	6,924	0
Total assets at fair value	6,924	0
Commodity derivatives	11,912	778
Total liabilities at fair value	11,912	778
Level 3 [Member]
Fair value measurements on a recurring basis
Available for sale securities	0
Commodity derivatives	0	0
Total assets at fair value	0	0
Commodity derivatives	0	0
Total liabilities at fair value	$ 0	$ 0